Business combination (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of assets and liabilities assumed

Fair value
RMB
Cash	2,023,429
Other current assets	547,494
Current liabilities	(1,776,798)
Total consideration	794,125